Right of Use Assets - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of leases [Abstract]
Lease liabilities recognized	$ 14	$ 16
Principal repayments	4	6
Interest on lease liabilities	10	10
Expense relating to variable lease payments	$ 8	$ 9